37. Financial instruments and risk management (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Assets	R$ 846,404	R$ 696,875
Foreign Currency [Member] | United States of America, Dollars
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Notional value	R$ 48,000
Percentage of CDI rate	81.50%